Earnings Per Share (Details) - Schedule of computation of basic and diluted earnings per share - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of computation of basic and diluted earnings per share [Abstract]
Net income	¥ 135,351,411	¥ 65,207,464	¥ 114,852,526
Basic weighted average number of common shares outstanding	1,371,643,240	1,371,643,240	1,371,643,240
Effect of dilutive share options	¥ 155,453,871	¥ 154,246,831	¥ 153,589,125
Dilutive weighted average number of ordinary shares	1,527,097,111	1,525,890,071	1,525,232,365
Basic earnings per share	¥ 0.1	¥ 0.05	¥ 0.08
Diluted earnings per share	¥ 0.09	¥ 0.05	¥ 0.08